Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0000315256
Registrant Name	PUBLIC SERVICE CO OF NEW HAMPSHIRE
Registration File Number	333-286362-02
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES